Annual Fund Operating Expenses - Harbor Robeco Emerging Markets Conservative Equities Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses	3.40%	[1]
Total Annual Fund Operating Expenses	4.08%
Expense Reimbursement	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.75%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses	3.48%	[1]
Total Annual Fund Operating Expenses	4.16%
Expense Reimbursement	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.83%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	3.48%	[1]
Total Annual Fund Operating Expenses	4.41%
Expense Reimbursement	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.08%	[2]
Investor Class
Operating Expenses:
Management Fees	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	3.59%	[1]
Total Annual Fund Operating Expenses	4.52%
Expense Reimbursement	(3.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.19%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.75%, 0.83%, 1.08%, and 1.19% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.